Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Rental Payments of Leases

Future rental payments over the term of the Company’s leases are as follows:

Year Ending December 31,

2021	337,000
2022	417,415
2023	390,500
2024	403,542
2025	537,511
Thereafter	1,109,257
Total	3,195,225